Other Operation Costs - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Business Restructuring Reserves USD ($)	Mar. 31, 2013 Business Restructuring Reserves INR
Component Of Operating Cost And Expense [Line Items]
Other operating costs	$ 1,012	55,169	43,153	32,347	$ 16	854